CONSOLIDATED INCOME STATEMENTS - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest and similar income	R$ 70,478,393	R$ 71,418,349	R$ 77,146,077
Interest expense and similar charges	(28,557,051)	(36,471,860)	(46,559,584)
Net interest income	41,921,342	34,946,489	30,586,493
Income from equity instruments	32,623	83,120	258,545
Income from companies accounted for by the equity method	65,958	71,551	47,537
Fee and commission income	17,728,452	15,815,543	13,548,481
Fee and commission expense	(3,596,293)	(3,093,675)	(2,570,885)
Gains (losses) on financial assets and liabilities (net)	(2,782,802)	969,090	3,016,156
Financial assets held for trading	0	1,174,111	3,166,399
Financial Assets At Fair Value Through Profit Or Loss	(138,673)	0	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(2,764,859)	0	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	61,239	0	0
Other financial instruments at fair value through profit or loss	0	30,694	82,638
Financial instruments not measured at fair value through profit or loss	(138,104)	(122,115)	(115,202)
Other	197,595	(113,600)	(117,679)
Exchange differences (net)	(2,806,471)	605,056	4,574,814
Other operating expense (net)	(1,055,850)	(672,013)	(624,571)
Total Income	49,506,959	48,725,161	48,836,570
Administrative expenses	(16,792,138)	(16,120,595)	(14,920,410)
Personnel expenses	(9,206,007)	(8,937,278)	(8,377,265)
Other administrative expenses	(7,586,131)	(7,183,317)	(6,543,145)
Depreciation and amortization	(1,739,959)	(1,662,247)	(1,482,639)
Tangible assets	(1,216,704)	(1,190,967)	(1,154,588)
Intangible assets	(523,255)	(471,280)	(328,051)
Provisions (net)	(1,999,604)	(3,309,239)	(2,724,742)
Impairment losses on financial assets (net)	(12,713,435)	(12,338,300)	(13,301,445)
Loans and receivables	0	(12,338,141)	(13,389,834)
Financial Assets Measured At Amortized Cost and contingent commitments	(12,713,532)	0	0
Gains (losses) due to derecognition of financial assets measured at amortized cost	97	(159)	88,389
Impairment losses on other assets (net)	(508,310)	(456,711)	(114,321)
Other intangible assets	(300,865)	(306,110)	(5,838)
Other assets	(207,445)	(150,601)	(108,483)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	(25,476)	(64,302)	3,816
Gains (losses) on non-current assets held for sale not classified as discontinued operations	181,734	(260,083)	87,073
Operating Income Before Tax	15,909,771	14,513,684	16,383,902
Income taxes	(3,109,853)	(5,375,636)	(8,918,984)
Consolidated Net income for the period	12,799,918	9,138,048	7,464,918
Profit attributable to the Parent	12,582,477	8,924,064	7,334,563
Profit attributable to non-controlling interests	R$ 217,441	R$ 213,984	R$ 130,355
Basic earnings per 1,000 shares (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	R$ 1,604.34	R$ 1,133.43	R$ 929.93
Preferred shares	1,764.78	1,246.77	1,022.92
Diluted earnings per 1,000 shares (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	1,604.34	1,132.44	929.03
Preferred shares	R$ 1,764.78	R$ 1,245.69	R$ 1,021.93
Net Profit attributable - Basic (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	R$ 6,108,349	R$ 4,332,026	R$ 3,560,288
Preferred shares	6,474,128	4,592,038	3,774,275
Net Profit attributable - Diluted (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	6,108,349	4,331,955	3,560,222
Preferred shares	R$ 6,474,128	R$ 4,592,109	R$ 3,774,341
Weighted average shares outstanding (in thousands) - Basic
Earnings Per Share (Brazilian Reais)
Common shares	3,807,386	3,822,057	3,828,555
Preferred shares	3,668,527	3,683,145	3,689,696
Weighted average shares outstanding (in thousands) - Diluted
Earnings Per Share (Brazilian Reais)
Common shares	3,807,386	3,825,313	3,832,211
Preferred shares	3,668,527	3,686,401	3,693,352